Convertible Notes Payable	12 Months Ended
Dec. 31, 2025
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE
13.	CONVERTIBLE NOTES PAYABLE

August 2025 Convertible Notes

On August 7, 2025, the Company entered into a Securities Purchase Agreement with Streeterville Capital, LLC. Pursuant to the agreement, the Company issued a Convertible Promissory Note in the principal amount of US$1,100,000 (including of an original issue discount of US$80,000 and transaction expenses of US$20,000) for net cash proceeds of US$1,000,000. In connection with the note, the Company concurrently issued 14,295,000 Class B Ordinary Shares (the “Pre-Delivery Shares”) to the investor.

November 2025 Convertible Notes

On November 17, 2025, the Company entered into a Securities Purchase Agreement with Viner Total Investments Fund. Pursuant to the agreement, the Company issued a Convertible Promissory Note in the principal amount of US$2,200,000(including of transaction expenses of US$179,000) for net cash proceeds of US$2,021,000. The Company also agreed to issue 27,936,500 Class B Ordinary Shares as Pre-Delivery Shares, which remained as an unissued obligation as of December 31, 2025.

Key Terms of the Convertible Notes:

The key terms of the August 2025 and November 2025 Convertible Note are substantially identical and include the following key provisions:

(i)	Maturity, Interest, and Security: The notes are unsecured and mature 12 months after the purchase price date. They bear a simple interest rate of 8% per annum. Upon the occurrence of an Event of Default, the interest rate increases to the lesser of 18% per annum or the maximum rate permitted under applicable law.

(ii)	Conversion Mechanics: The holders have the right to convert all or any portion of the outstanding balance into American Depositary Shares (ADSs) at a Conversion Price equal to the Market Price less US$0.05 (for the August Note) or US$0.03 (for the November Note). The “Market Price” is defined as 80% of the lowest daily volume-weighted average price (VWAP) in the 10 trading days immediately preceding the conversion measurement date.

(iii)	Floor Price and Cash Settlement: Conversions are subject to a Floor Price (US$0.244 per share for the August Note, or US$0.1 for the November Note). If the calculated Conversion Price falls below the Floor Price, the investor has the right to elect a cash settlement within two trading days of the conversion notice rather than receiving shares.

(iv)	Prepayment Option: So long as no Event of Default has occurred, the Company may prepay the outstanding balance of the notes with 10 trading days’ prior written notice at a prepayment premium of 120% of the outstanding balance.

(v)	Default Penalties (Trigger Events): The notes contain specific “Trigger Events” (e.g., failure to pay, failure to maintain an effective registration statement, bankruptcy). Upon a Major Trigger Event, the outstanding balance of the note is automatically multiplied by 115%. Upon a Minor Trigger Event, the outstanding balance is multiplied by 110%.

(vi)	Investor Limitations: The notes are subject to a strict 9.99% beneficial ownership limitation, preventing the investor from converting the note if it would result in owning more than 9.99% of the Company’s outstanding ordinary shares. Additionally, unless authorized by the Company, the investors are limited to selling no more than 15% of the weekly trading volume of the ADSs on the open market.

As Pre-Delivery Shares can be separately exercised, i.e. each can continue to exist unchanged when the other is exercised; the Company concluded that they were freestanding. The Pre-Delivery Shares are considered a form of stock borrowing facility and are accounted for as own-share lending arrangement. The Company did not receive any proceeds or pay any consideration related to the Pre-Delivery Shares, except that the Company received a one-time nominal fee upon the issuance of the Pre-Delivery Shares and will pay the same amount to the investors upon the return of Pre-Delivery Shares. Although legally issued, the Pre-Delivery Shares were not considered outstanding and therefore excluded from basic and diluted loss per share unless default of the share lending arrangement occurs, at which time the Pre-Delivery Shares would be included in the basic and diluted loss per share calculation.

The Company has identified and evaluated the embedded conversion features of the notes in accordance with ASC 815, Derivatives and Hedging. Because the conversion price is subject to adjustment based on future market prices, the conversion features are not considered indexed to the Company’s own stock. Consequently, the embedded conversion features were bifurcated from the host debt and accounted for as separate derivative liabilities. The derivative liabilities were initially measured at their standalone fair values on the respective issuance dates and are subsequently remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations.

Because the sum of the standalone fair values of the bifurcated derivative liabilities, the Pre-Delivery Shares (share-lending arrangement), and the host debt exceeded the net proceeds received, the Company allocated the initial proceeds using a relative fair value methodology. Specifically, the derivative liability was first recorded at its full standalone fair value. The remaining net proceeds were then allocated between the Pre-Delivery Shares and the host debt based on their relative standalone fair values.

The allocated fair value of the Pre-Delivery Shares represents an incremental borrowing cost and was recognized as a debt issuance cost, with a corresponding credit to Additional Paid-In Capital (APIC) representing the obligation to issue/return the shares. The Convertible Notes (host debt) are recorded on the consolidated balance sheets at amortized cost, net of the original issue discount, transaction costs, the standalone fair value of the bifurcated derivative liabilities, and the allocated Pre-Delivery Share issuance costs. These combined discounts and issuance costs are amortized to interest expenses over the 12-month term of the notes using the effective interest method, alongside the accrued 8% stated coupon interest.

The amortized cost of the convertible notes payable as of December 31, 2025 consisted of the following:

As of December 31,
2025
Convertible note payable to an unrelated party-issued in August, 2025, with interest at 8%	$1,100,000
Convertible note payable to an unrelated party-issued in November, 2025, with interest at 8%	2,200,000
Less: derivative liability fair value	(2,058,567)
debt discount and debt issuance costs	(279,000)
Fair value adjustment for Pre-Delivery Shares related to the issuance of the convertible note	(485,565)
Convertible notes payable	476,868
Plus: amortization of discounts	164,495
Total convertible notes payable, net	$641,363

Interest expenses:

For the years ended December 31, 2025, the interest expenses recognized in the consolidated statements of operations was as follows:

For the years ended December 31,
2025
Contractual coupon interest	$44,000
Amortization of debt discount	164,495
Total interest expenses	$208,495